Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns - Select Shares [Member] - SEL	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	5.19%
Performance Inception Date		Jul. 03, 2023